Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2017
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free California Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free Georgia Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free Maryland Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free Virginia Intermediate Muni Bond Fund	9/1/2017
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2017
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2017
Columbia Convertible Securities Fund	7/1/2017
Columbia Global Strategic Equity Fund	6/1/2017
Columbia Large Cap Enhanced Core Fund	7/1/2017
Columbia Large Cap Growth Fund III	7/1/2017
Columbia Large Cap Index Fund	7/1/2017
Columbia Mid Cap Index Fund	7/1/2017
Columbia Mid Cap Value Fund	7/1/2017
Columbia Overseas Value Fund	7/1/2017
Columbia Select Global Growth Fund	7/1/2017
Columbia Select International Equity Fund	7/1/2017
Columbia Select Large Cap Equity Fund	7/1/2017
Columbia Short Term Bond Fund	8/1/2017
Columbia Short Term Municipal Bond Fund	9/1/2017
Columbia Small Cap Index Fund	7/1/2017
Columbia Small Cap Value Fund II	7/1/2017
Columbia Funds Series Trust I
Columbia Adaptive Risk Allocation Fund	8/1/2017
Columbia Alternative Beta Fund	10/1/2017
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free New York Intermediate Muni Bond Fund	3/1/2017
Columbia Balanced Fund	1/1/2017
Columbia Bond Fund	9/1/2017
Columbia California Tax-Exempt Fund	3/1/2017
Columbia Contrarian Core Fund	1/1/2017
Columbia Corporate Income Fund	9/1/2017
Columbia Disciplined Small Core Fund	1/1/2017
Columbia Diversified Absolute Return Fund	10/1/2017
Columbia Diversified Real Return Fund	6/1/2017
Columbia Dividend Income Fund	10/1/2017
Columbia Emerging Markets Fund	1/1/2017
Columbia Global Dividend Opportunity Fund	1/1/2017
Columbia Global Energy and Natural Resources Fund	1/1/2017
Columbia Global Technology Growth Fund	1/1/2017
Columbia Greater China Fund	1/1/2017
Columbia High Yield Municipal Fund	10/1/2017
Columbia Mid Cap Growth Fund	1/1/2017
Columbia Multi-Asset Income Fund	9/1/2017
Columbia New York Tax-Exempt Fund	3/1/2017
Columbia Pacific/Asia Fund	8/1/2017
Columbia Real Estate Equity Fund	5/1/2017
Columbia Select Large Cap Growth Fund	8/1/2017
Columbia Small Cap Growth Fund I	1/1/2017
Columbia Small Cap Value Fund I	9/1/2017
Columbia Strategic Income Fund	3/1/2017
Columbia Total Return Bond Fund	9/1/2017
Columbia U.S. Treasury Index Fund	9/1/2017
Columbia Funds Series Trust II
Columbia Absolute Return Currency and Income Fund	3/1/2017
Columbia Asia Pacific ex-Japan Fund	3/1/2017
Columbia Capital Allocation Aggressive Portfolio	6/1/2017
Columbia Capital Allocation Conservative Portfolio	6/1/2017
Columbia Capital Allocation Moderate Portfolio	6/1/2017
Columbia Commodity Strategy Fund	10/1/2017
Columbia Diversified Equity Income Fund	10/1/2017
Columbia Dividend Opportunity Fund	10/1/2017
Columbia Emerging Markets Bond Fund	3/1/2017
Columbia European Equity Fund	3/1/2017
Columbia Flexible Capital Income Fund	10/1/2017
Columbia Global Bond Fund	3/1/2017
Columbia Global Equity Value Fund	7/1/2017
Columbia Global Infrastructure Fund	9/1/2017
Columbia High Yield Bond Fund	10/1/2017
Columbia Income Builder Fund	6/1/2017
Columbia Mortgage Opportunities Fund	10/1/2017
Columbia Select Global Equity Fund	3/1/2017
Columbia Select Large-Cap Value Fund	10/1/2017
Columbia Select Smaller-Cap Value Fund	10/1/2017
Columbia Seligman Communications and Information Fund	10/1/2017
Columbia Seligman Global Technology Fund	3/1/2017
Columbia Small/Mid Cap Value Fund	10/1/2017
Columbia U.S. Government Mortgage Fund	10/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free California Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free California Intermediate Muni Bond Fund	9/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free Georgia Intermediate Muni Bond Fund	9/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free Maryland Intermediate Muni Bond Fund	9/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund	9/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund	9/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free Virginia Intermediate Muni Bond Fund	9/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Aggressive Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST | Columbia Convertible Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Convertible Securities Fund	7/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST | Columbia Global Strategic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Global Strategic Equity Fund	6/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST | Columbia Large Cap Enhanced Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Large Cap Enhanced Core Fund	7/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST | Columbia Large Cap Growth Fund III
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Large Cap Growth Fund III	7/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST | Columbia Large Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Large Cap Index Fund	7/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST | Columbia Mid Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Mid Cap Index Fund	7/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST | Columbia Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Mid Cap Value Fund	7/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST | Columbia Overseas Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Overseas Value Fund	7/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST | Columbia Select Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Select Global Growth Fund	7/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST | Columbia Select International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Select International Equity Fund	7/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST | Columbia Select Large Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Select Large Cap Equity Fund	7/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST | Columbia Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Short Term Bond Fund	8/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST | Columbia Short Term Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Short Term Municipal Bond Fund	9/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST | Columbia Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Small Cap Index Fund	7/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST | Columbia Small Cap Value Fund II
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Small Cap Value Fund II	7/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia Adaptive Risk Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Adaptive Risk Allocation Fund	8/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia Alternative Beta Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Alternative Beta Fund	10/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia AMT-Free Connecticut Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund	3/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia AMT-Free Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia AMT-Free Intermediate Muni Bond Fund	3/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund	3/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia AMT-Free New York Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia AMT-Free New York Intermediate Muni Bond Fund	3/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Balanced Fund	1/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Bond Fund	9/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia California Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia California Tax-Exempt Fund	3/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia Contrarian Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Contrarian Core Fund	1/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia Corporate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Corporate Income Fund	9/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia Disciplined Small Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Disciplined Small Core Fund	1/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia Diversified Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Diversified Absolute Return Fund	10/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia Diversified Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Diversified Real Return Fund	6/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Dividend Income Fund	10/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Emerging Markets Fund	1/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia Global Dividend Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Global Dividend Opportunity Fund	1/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia Global Energy and Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Global Energy and Natural Resources Fund	1/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia Global Technology Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Global Technology Growth Fund	1/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia Greater China Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Greater China Fund	1/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia High Yield Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia High Yield Municipal Fund	10/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Mid Cap Growth Fund	1/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Multi-Asset Income Fund	9/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia New York Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia New York Tax-Exempt Fund	3/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia Pacific/Asia Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Pacific/Asia Fund	8/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia Real Estate Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Real Estate Equity Fund	5/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia Select Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Select Large Cap Growth Fund	8/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia Small Cap Growth Fund I
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Small Cap Growth Fund I	1/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia Small Cap Value Fund I
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Small Cap Value Fund I	9/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Strategic Income Fund	3/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Total Return Bond Fund	9/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
COLUMBIA FUNDS SERIES TRUST I | Columbia U.S. Treasury Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia U.S. Treasury Index Fund	9/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
Columbia Funds Series Trust II | Columbia Absolute Return Currency and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Absolute Return Currency and Income Fund	3/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
Columbia Funds Series Trust II | Columbia Asia Pacific ex-Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Asia Pacific ex-Japan Fund	3/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
Columbia Funds Series Trust II | Columbia Capital Allocation Aggressive Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	6/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
Columbia Funds Series Trust II | Columbia Capital Allocation Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Capital Allocation Conservative Portfolio	6/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
Columbia Funds Series Trust II | Columbia Capital Allocation Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Capital Allocation Moderate Portfolio	6/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
Columbia Funds Series Trust II | Columbia Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Commodity Strategy Fund	10/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
Columbia Funds Series Trust II | Columbia Diversified Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Diversified Equity Income Fund	10/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
Columbia Funds Series Trust II | Columbia Dividend Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Dividend Opportunity Fund	10/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
Columbia Funds Series Trust II | Columbia Emerging Markets Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Emerging Markets Bond Fund	3/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
Columbia Funds Series Trust II | Columbia European Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia European Equity Fund	3/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
Columbia Funds Series Trust II | Columbia Flexible Capital Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Flexible Capital Income Fund	10/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
Columbia Funds Series Trust II | Columbia Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Global Bond Fund	3/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
Columbia Funds Series Trust II | Columbia Global Equity Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Global Equity Value Fund	7/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
Columbia Funds Series Trust II | Columbia Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Global Infrastructure Fund	9/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
Columbia Funds Series Trust II | Columbia High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia High Yield Bond Fund	10/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
Columbia Funds Series Trust II | Columbia Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Income Builder Fund	6/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
Columbia Funds Series Trust II | Columbia Mortgage Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Mortgage Opportunities Fund	10/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
Columbia Funds Series Trust II | Columbia Select Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Select Global Equity Fund	3/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
Columbia Funds Series Trust II | Columbia Select Large-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Select Large-Cap Value Fund	10/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
Columbia Funds Series Trust II | Columbia Select Smaller-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Select Smaller-Cap Value Fund	10/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
Columbia Funds Series Trust II | Columbia Seligman Communications and Information Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Seligman Communications and Information Fund	10/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
Columbia Funds Series Trust II | Columbia Seligman Global Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Seligman Global Technology Fund	3/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
Columbia Funds Series Trust II | Columbia Small/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Small/Mid Cap Value Fund	10/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
Columbia Funds Series Trust II | Columbia U.S. Government Mortgage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated November 1, 2017
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia U.S. Government Mortgage Fund	10/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.